Subsequent event (Details) - MXN ($) $ / shares in Units, $ in Thousands	Apr. 29, 2019	Apr. 23, 2018
Subsequent event
Cash dividend approved		$ 1,600,000
Share repurchase reserve approved	$ 1,500,000	$ 1,466,000
Dividend payment and share repurchase reserve
Subsequent event
Cash dividend approved	$ 1,600,000
Dividend single installment (in Ps. per share)	$ 4.0633
Dividend payment	$ 1,598,680